Segmented Information	9 Months Ended
Aug. 31, 2022
Segmented Information
Segmented Information

14. Segmented information

The Company's operations comprise a single reportable segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for revenue, loss for the period, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in Canada. The Company’s license and commercialization agreement with Par accounts for substantially all of the revenue of the Company.

	Three months ended		Nine months ended
	August 31, 2022	August 31, 2021	August 31, 2022	August 31, 2021
	$	$	$	$
Revenue
United States	-	-	16,978	-
Canada	19,068	-	19,068	-

	August 31,	November 30,
	2022	2021
	$	$
Total assets
Canada	1,437,022	2,096,425

Total property and equipment
Canada	839,674	994,109